Schedule of future minimum collections with respect to operating assignments (Details) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total future minimum lease collections	$ 1,429	$ 2,132
Twenty twenty one member
IfrsStatementLineItems [Line Items]
Total future minimum lease collections		715
Twenty twenty two member
IfrsStatementLineItems [Line Items]
Total future minimum lease collections	727	712
Twenty twenty three member
IfrsStatementLineItems [Line Items]
Total future minimum lease collections	700	705
Twenty twenty four member
IfrsStatementLineItems [Line Items]
Total future minimum lease collections	$ 2